Taxes and similar charges payable (Other than Income Tax)	12 Months Ended
Dec. 31, 2017
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Taxes and similar charges payable (Other than Income Tax)
21.	Taxes and similar charges payable other than income tax

	December 31, 2017	December 31, 2016
VAT payable	3,313	4,274
Payroll taxes	2,010	3,029
Property tax	504	920
Land lease	433	342
Mineral extraction tax	189	277
Land tax	153	223
Other	94	130

Total	6,696	9,195